Rule 497(e)
1940 Act File No. 811-09997
1933 Act Registration No. 333-40128

BAIRD FUNDS, INC.

Supplement to Prospectus dated May 1, 2017
(As Previously Supplemented September 29, 2017 and November 16, 2017)
and Statement of Additional Information dated May 1, 2017
(As Previously Supplemented September 13, 2017)

Baird LargeCap Fund
(Investor Class: BHGSX)
(Institutional Class: BHGIX)

The Baird LargeCap Fund (the “Fund”), a series of Baird Funds Inc. (the “Company”), has been liquidated effective December 28, 2017.  Accordingly, all references to the Fund in the Company’s Prospectus and Statement of Additional Information are hereby eliminated.

This Supplement should be retained with your Prospectus and Statement of Additional Information for future reference.

The date of this Prospectus and Statement of Additional Information Supplement is December 29, 2017.